Right of Use Assets and Lease Liabilities - Summary of Maturity Analysis of the Total Future Lease Payments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	¥ 507,902	¥ 466,661
Less - Interest expense	(51,781)	(45,733)
Present value of lease payment, total	456,120	420,928
Current liabilities	66,870	56,136
Non-current liabilities	389,250	364,792
Present value of lease payment, total	456,120	420,928
Within 1 year [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	74,780	61,735
Between 1 and 5 years [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	179,026	146,452
Later than 5 years [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	¥ 254,096	¥ 258,474